Accrued liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015
Accrued liabilities
Compensations and salaries	$ 23,234	$ 16,914
Other	4,123	2,946
Total	$ 27,357	$ 19,860